Quarterly portfolio holdings
John Hancock
Equity Income Fund
U.S. equity
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-26 (unaudited)
	Shares	Value
Common stocks 98.9%		$589,340,204
(Cost $443,005,455)
Communication services 6.6%		39,191,829
Diversified telecommunication services 0.1%
Comcast Corp., Class A	21,191	527,020
Entertainment 0.8%
The Walt Disney Company	45,866	4,670,535
Interactive media and services 4.3%
Alphabet, Inc., Class A	32,623	12,407,832
Alphabet, Inc., Class C	26,887	10,121,073
Meta Platforms, Inc., Class A	4,502	2,847,560
Media 0.7%
News Corp., Class A	157,592	4,113,151
Wireless telecommunication services 0.7%
T-Mobile US, Inc.	24,021	4,504,658
Consumer discretionary 3.7%		21,834,441
Broadline retail 1.7%
Amazon.com, Inc. (A)	37,898	10,256,715
Hotels, restaurants and leisure 0.9%
Las Vegas Sands Corp.	106,123	5,366,640
Leisure products 0.3%
Mattel, Inc. (A)	92,970	1,388,972
Specialty retail 0.8%
The Home Depot, Inc.	15,205	4,822,114
Consumer staples 6.3%		37,907,762
Consumer staples distribution and retail 0.5%
Walmart, Inc.	26,550	3,073,163
Food products 0.5%
Tyson Foods, Inc., Class A	51,583	3,147,595
Household products 3.3%
Colgate-Palmolive Company	97,409	8,779,473
Kimberly-Clark Corp.	36,589	3,571,086
The Procter & Gamble Company	50,256	7,214,751
Personal care products 0.9%
Kenvue, Inc.	208,872	3,609,308
Unilever PLC, ADR	28,813	1,626,494
Tobacco 1.1%
Philip Morris International, Inc.	38,820	6,885,892
Energy 9.3%		55,638,163
Energy equipment and services 0.7%
SLB, Ltd.	75,726	4,130,853
Oil, gas and consumable fuels 8.6%
Chevron Corp.	30,963	5,649,509
ConocoPhillips	79,396	9,049,556
EOG Resources, Inc.	28,635	3,819,336
EQT Corp.	28,842	1,584,291
Expand Energy Corp.	38,500	3,579,730
Exxon Mobil Corp.	53,988	7,842,297
Kinder Morgan, Inc.	49,111	1,526,370
Phillips 66	2,775	488,067
South Bow Corp.	45,759	1,646,282
TC Energy Corp.	36,153	2,408,513
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	32,785	$2,340,521
TotalEnergies SE	131,895	11,572,838
Financials 19.1%		113,723,631
Banks 8.5%
Bank of America Corp.	133,575	6,892,470
Citigroup, Inc.	77,685	9,780,542
Fifth Third Bancorp	111,609	5,572,637
Huntington Bancshares, Inc.	391,529	6,405,414
JPMorgan Chase & Co.	31,553	9,444,128
U.S. Bancorp	142,819	7,833,622
Wells Fargo & Company	61,242	4,748,705
Capital markets 2.2%
Morgan Stanley	5,879	1,222,832
State Street Corp.	18,799	2,925,876
The Charles Schwab Corp.	104,215	9,103,180
Consumer finance 0.3%
Capital One Financial Corp.	7,270	1,366,251
Financial services 1.8%
Apollo Global Management, Inc.	9,643	1,241,151
Equitable Holdings, Inc.	178,131	7,365,717
Fiserv, Inc. (A)	29,874	1,689,673
Global Payments, Inc.	7,072	534,007
Insurance 6.3%
American International Group, Inc.	83,034	6,163,614
Chubb, Ltd.	25,870	8,064,455
Loews Corp.	64,979	6,728,575
MetLife, Inc.	149,632	12,373,070
The Allstate Corp.	20,708	4,267,712
Health care 12.4%		73,788,851
Biotechnology 0.3%
Biogen, Inc. (A)	7,605	1,490,580
Health care equipment and supplies 2.5%
Becton, Dickinson and Company	43,651	6,421,935
Medtronic PLC	47,580	3,511,880
Zimmer Biomet Holdings, Inc.	60,253	4,960,629
Health care providers and services 4.5%
CVS Health Corp.	87,564	7,966,573
Elevance Health, Inc.	23,223	9,131,051
The Cigna Group	15,730	4,363,502
UnitedHealth Group, Inc.	13,591	5,168,793
Life sciences tools and services 0.9%
Thermo Fisher Scientific, Inc.	5,748	2,830,947
Waters Corp. (A)	7,331	2,811,952
Pharmaceuticals 4.2%
AstraZeneca PLC	20,381	3,784,140
Bristol-Myers Squibb Company	66,820	3,820,768
Johnson & Johnson	16,563	3,732,141
Merck & Company, Inc.	42,336	5,026,130
Novo Nordisk A/S, ADR	60,950	2,778,101
Viatris, Inc.	368,372	5,989,729
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Industrials 13.9%		$83,181,253
Aerospace and defense 3.6%
Airbus SE	1,481	309,273
General Electric Company	15,388	4,982,019
L3Harris Technologies, Inc.	22,706	7,156,477
StandardAero, Inc. (A)	80,887	2,316,604
The Boeing Company (A)	30,367	7,019,332
Air freight and logistics 0.8%
United Parcel Service, Inc., Class B	44,098	4,704,816
Electrical equipment 0.8%
Rockwell Automation, Inc.	10,045	4,530,898
Ground transportation 2.1%
CSX Corp.	171,658	7,769,241
Norfolk Southern Corp.	3,655	1,114,629
Union Pacific Corp.	13,844	3,635,988
Industrial conglomerates 1.6%
3M Company	8,085	1,238,056
Siemens AG	26,083	8,178,065
Machinery 3.6%
AGCO Corp.	32,003	3,593,297
Dover Corp.	5,692	1,203,061
Fortive Corp.	122,465	7,142,159
Stanley Black & Decker, Inc.	96,789	7,686,982
The Middleby Corp. (A)	12,872	1,995,289
Passenger airlines 0.9%
Southwest Airlines Company	131,019	5,627,266
Professional services 0.5%
Booz Allen Hamilton Holding Corp.	37,608	2,977,801
Information technology 15.9%		94,805,337
Communications equipment 1.1%
Cisco Systems, Inc.	54,329	6,542,298
Electronic equipment, instruments and components 0.8%
Ralliant Corp.	51,687	3,197,875
TE Connectivity PLC	5,285	1,127,872
Teledyne Technologies, Inc. (A)	411	254,750
IT services 0.2%
Accenture PLC, Class A	4,747	888,021
Semiconductors and semiconductor equipment 8.9%
Advanced Micro Devices, Inc. (A)	20,821	10,745,718
Applied Materials, Inc.	19,509	8,780,221
Intel Corp. (A)	88,618	10,162,712
Qualcomm, Inc.	57,451	14,421,350
Skyworks Solutions, Inc.	9,300	724,005
Texas Instruments, Inc.	27,501	8,406,506
Software 1.7%
Microsoft Corp.	13,644	6,143,075
Salesforce, Inc.	22,038	4,211,462
Technology hardware, storage and peripherals 3.2%
Samsung Electronics Company, Ltd.	91,516	19,199,472
Materials 3.0%		17,704,325
Chemicals 1.2%
CF Industries Holdings, Inc.	62,079	6,974,576
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Containers and packaging 1.3%
Avery Dennison Corp.	10,634	$1,691,550
International Paper Company	177,725	5,948,456
Paper and forest products 0.5%
West Fraser Timber Company, Ltd.	44,896	3,089,743
Real estate 3.1%		18,330,455
Industrial REITs 0.6%
Rexford Industrial Realty, Inc.	101,436	3,597,935
Residential REITs 1.2%
Equity Residential	96,304	6,303,097
Sun Communities, Inc.	7,418	917,310
Specialized REITs 1.3%
Public Storage	2,900	880,701
Rayonier, Inc.	223,214	4,662,940
Weyerhaeuser Company	80,313	1,968,472
Utilities 5.6%		33,234,157
Electric utilities 3.9%
Alliant Energy Corp.	74,536	5,337,523
NextEra Energy, Inc.	50,935	4,431,854
The Southern Company	125,760	11,576,208
Xcel Energy, Inc.	20,163	1,602,959
Multi-utilities 1.7%
Ameren Corp.	49,041	5,294,957

Sempra	55,993	4,990,656
Preferred securities 0.7%		$4,388,094
(Cost $3,841,810)
Industrials 0.5%		2,862,948
Aerospace and defense 0.5%
The Boeing Company, 6.000%	39,697	2,862,948
Utilities 0.2%		1,525,146
Electric utilities 0.2%
The Southern Company, 7.125%	30,321	1,525,146

	Yield (%)	Shares	Value
Short-term investments 0.3%			$1,485,932
(Cost $1,485,932)
Short-term funds 0.3%			1,485,932
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5525(B)	605,455	605,455
T. Rowe Price Government Reserve Fund	3.6587(B)	880,477	880,477

Total investments (Cost $448,333,197) 99.9%	$595,214,230
Other assets and liabilities, net 0.1%	680,693
Total net assets 100.0%	$595,894,923

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-26.
The fund had the following country composition as a percentage of net assets on 5-31-26:
United States	88.6%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	5

South Korea	3.2%
France	1.9%
Germany	1.4%
Switzerland	1.4%
Canada	1.2%
Other countries	2.3%
TOTAL	100.0%
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$39,191,829	$39,191,829	—	—
Consumer discretionary	21,834,441	21,834,441	—	—
Consumer staples	37,907,762	37,907,762	—	—
Energy	55,638,163	44,065,325	$11,572,838	—
Financials	113,723,631	113,723,631	—	—
Health care	73,788,851	73,788,851	—	—
Industrials	83,181,253	74,693,915	8,487,338	—
Information technology	94,805,337	75,605,865	19,199,472	—
Materials	17,704,325	17,704,325	—	—
Real estate	18,330,455	18,330,455	—	—
Utilities	33,234,157	33,234,157	—	—
Preferred securities	4,388,094	4,388,094	—	—
Short-term investments	1,485,932	1,485,932	—	—
Total investments in securities	$595,214,230	$555,954,582	$39,259,648	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$15,710,690	$(15,710,350)	$(340)	—	$1,618	—	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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